Subsequent Events - Additional Information (Details) - Subsequent Event	1 Months Ended	2 Months Ended
	Feb. 29, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥) Lender
Subsequent Event [Line Items]
Number of third parties | Lender		2
Purong Information | Mr. Yunlong Sha | Credit Agreement
Subsequent Event [Line Items]
Line of credit facility | ¥	¥ 350,000,000	¥ 350,000,000
AHA
Subsequent Event [Line Items]
Loan maturity date	Sep. 06, 2021